Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2019
Advances to suppliers [Line Items]
Schedule of advances to suppliers

	December 31,	December 31,
	2019	2018

Advances to suppliers	$14,596,906	$15,813,997
Allowance for doubtful accounts	(1,517,017)	(1,426,769)
Advances to suppliers, net	13,079,889	14,387,228
Less: Advances to suppliers, non-current	—	—
Advances to suppliers, current	$13,079,889	$14,387,228

Schedule of advances to suppliers - non-current

	December 31,	December 31,
	2019	2018

Zhibo Jieli Special Battery Material Co., Ltd *	$430,800	$453,900
Allowance for doubtful accounts	(430,800)	(453,900)
Advances to suppliers – non-current, net	$—	$—

*  representing the prepayments made to acquire machinery.

Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Schedule of allowance for doubtful accounts

	Years ended December 31,
	2019	2018
Balance at beginning of year	$1,426,769	$627,151
Addition to allowance for doubtful accounts	162,859	809,411
Translation adjustments	(72,611)	(9,793)
Balance at end of year	$1,517,017	$1,426,769